Operating leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Leases [Abstract]
Operating lease costs	$ 12,164	$ 18,905	$ 40,976	$ 34,243
Income from sub-leases	(268)	(312)	(898)	(743)
Net operating lease costs	$ 11,896	$ 18,593	$ 40,078	$ 33,500